NUVEEN U.S. EQUITY COMPLETENESS FUND

SUPPLEMENT DATED JUNE 1, 2010

TO THE SUMMARY PROSPECTUS DATED OCTOBER 31, 2009

AND

TO THE PROSPECTUS DATED OCTOBER 31, 2009

Effective June 1, 2010, David Tierney is no longer a portfolio manager of the Nuveen U.S. Equity Completeness Fund. John Gambla and Rob Guttschow, Managing Directors and Co-Chief Investment Officers of Nuveen HydePark Group, LLC, the fund’s sub-adviser, remain portfolio managers of the fund.

There have been no changes in the fund’s investment objectives or policies.

PLEASE KEEP THIS WITH YOUR FUND’S

SUMMARY PROSPECTUS OR PROSPECTUS

FOR FUTURE REFERENCE

MGN-COMP-0610P